Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 21, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expenses intangible assets	¥ 14,916			¥ 17,814	¥ 30,781
Estimated amortization expenses for next twelve months	13,708
Estimated amortization expenses for year two	11,410
Estimated amortization expenses for year three	8,096
Estimated amortization expenses for year five	5,461
Estimated amortization expenses for year four	5,216
Estimated amortization expenses thereafter	9,643
Impairment loss	¥ 2,052	$ 283	¥ 2,052	¥ 113,385
Royalty rate percentage	3.50%	3.50%		3.50%
Discount rate percentage	15.50%			15.50%
Terminal growth rate percentage	2.00%	2.00%		2.30%
Indefinite-Lived Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment loss	¥ 113,385
Discontinued Operations [Member]
Intangible Assets, Net [Line Items]
Amortization expenses intangible assets					¥ 14,639